Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses [Line Items]
Share-based compensation expense	$ 23,973	$ 34,502
Revenue	3,719,829	3,723,475
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 344,892	$ 466,312